Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Hierarchy for Financial Assets
The following table represents the Plan's fair value hierarchy for its financial assets measured at fair value on a recurring basis as of December 31, 2025:

	Fair Value Measurements at December 31, 2025
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$9,628,687	$9,628,687	$—	$—
Brown-Forman Corporation Class B common stock	2,062,728	2,062,728	—	—
Total assets in fair value hierarchy	11,691,415	11,691,415	—	—
Investments measured at net asset value (a):
Collective trust funds	16,868,171	—	—	—
Pooled separate accounts	2,444,402	—
Investments at fair value	$31,003,988	$11,691,415	$—	$—
The following table represents the Plan's fair value hierarchy for its financial assets measured at fair value on a recurring basis as of December 31, 2024:

	Fair Value Measurements at December 31, 2024
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$15,329,080	$15,329,080	$—	$—
Brown-Forman Corporation Class B common stock	3,668,965	3,668,965	—	—
Total assets in fair value hierarchy	18,998,045	18,998,045	—	—
Investments measured at net asset value (a):
Collective trust funds	14,380,680	—	—	—
Pooled separate accounts	1,467,368	—	—	—
Investments at fair value	$34,846,093	$18,998,045	$—	$—

(a) In accordance with Financial Accounting Standards Board guidance, investments measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the investments at fair value presented in the statement of net assets available for benefits. This amount represents investments in collective trust funds and pooled separate accounts which each file a Form 5500 as a direct filing entity. As such, significant investment strategies have not been disclosed for these investments.